Trade and Other Receivables - Summary of Trade and Other Receivables (Detail) - GBP (£) £ in Millions	Dec. 31, 2020	Dec. 31, 2019
Current
Trade receivables	£ 795	£ 903
Royalty advances	2	4
Prepayments	189	138
Investment in finance lease receivable current	18	25
Accrued income	12	11
Other receivables	102	194
Trade and other current receivables	1,118	1,275
Non-current
Trade receivables	8	15
Royalty advances	3
Prepayments	13	7
Investment in finance lease receivable noncurrent	112	171
Accrued income	1	5
Other receivables	86	115
Trade and other non current receivables	£ 223	£ 313